Concessions and Authorizations	12 Months Ended
Dec. 31, 2023
Concessions And Authorizations
Concessions and Authorizations
2.
CONCESSIONS AND AUTHORIZATIONS

CEMIG, through its subsidiaries, holds the following public service concessions and authorizations:

	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER GENERATION

Hydroelectric plants
Theodomiro Carneiro Santiago (1) (5) (7)	Cemig GT	07/1997	05/2027
Nova Ponte (1) (7)	Cemig GT	07/1997	08/2027
Santa Luzia (1)	Cemig GT	07/1997	02/2026
Sá Carvalho (1) (8)	Sá Carvalho	01/2004	08/2026
Rosal (1)	Rosal Energia	01/1997	12/2035

	Company holding concession or authorization	Concession or authorization contract	Expiration date
Machado Mineiro (1) (10) Salto Voltão (1) (6) Salto Paraopeba (1) (6) Salto do Passo Velho (1) (6)	Horizontes Energia	Resolution 331/2002	05/2027 06/2033 10/2030 03/2031
PCH Pai Joaquim (1)	Cemig PCH S.A. (“Cemig PCH”)	Authorizing Resolution 377/2005	04/2032
Irapé (1)	Cemig GT	14/2000	09/2037
Queimado (Consortium) (1)	Cemig GT	06/1997	06/2034
Rio de Pedras (1) (6)	Cemig GT	02/2013	12/2025
Poço Fundo (1)	Cemig Geração Poço Fundo S.A. (“Cemig Geração Poço Fundo”)	01/2021	05/2052
São Bernardo (1) (6)	Cemig GT	02/2013	06/2027
Três Marias (2) (9)	Cemig Geração Três Marias S.A. (“Cemig Geração Três Marias”)	08/2016	01/2053
Salto Grande (2) (9)	Cemig Geração Salto Grande S.A. (“Cemig Geração Salto Grande”)	09/2016	01/2053
Itutinga (2)	Cemig Geração Itutinga S.A. (“Cemig Geração Itutinga”)	10/2016	01/2053
Camargos (2)	Cemig Geração Camargos S.A. (“Cemig Geração Camargos”)	11/2016	01/2053
Coronel Domiciano (2) Joasal, Marmelos, Paciência and Piau (2)	Cemig Geração Sul S.A. (“Cemig Geração Sul”)	12/2016 and 13/2016	04/2047 01/2053
Dona Rita (2) Ervália (2) Neblina (2) Peti (2) Sinceridade (2) Tronqueiras (2)	Cemig Geração Leste S.A. (“Cemig Geração Leste”)	14/2016 and 15/2016	07/2050 04/2047 01/2053 03/2047 12/2046
Cajurú, Gafanhoto and Martins (2)	Cemig Geração Oeste S.A. (“Cemig Geração Oeste”)	16/2016	01/2053

Wind power plants
Central Geradora Eólica Praias de Parajuru (3)	Central Eólica Praias de Parajuru (“Parajuru”)	Resolution 526/2002	09/2032
Central Geradora Eólica Volta do Rio (3)	Central Eólica Volta do Rio (“Volta do Rio”)	Resolution 660/2001	01/2031

Photovoltaic power plants
UFV Mineirão	Cemig GT	-	-

POWER TRANSMISSION
National grid (4)	Cemig GT	006/1997	01/2043
Itajubá Substation (4)	Cemig GT	79/2000	10/2030
Furnas - Pimenta - Transmission line (4)	Companhia de Transmissão Centroeste de Minas S.A. (“Centroeste”)	004/2005	03/2035
Subestação Sete Lagoas 4 (4)	Sete Lagoas	006/2011	06/2041

ENERGY DISTRIBUTION	Cemig D	002/1997 003/1997 004/1997 005/1997	12/2045

GAS DISTRIBUTION	Gasmig	State Law 11,021/1993	01/2053
(1)
Refer to power generation concession agreements that are not in the scope of IFRIC 12, whose infrastructure assets are recorded as property, plant and equipment since the grantor does not control to whom the services should be provided and their price, and their energy is mainly sold in the Free Contracting Environment (‘ACL’).
(2)
Refers to energy generation concession contracts whose concession bonus revenue is classified as financial assets of the concession.
(3)
Refer to concessions, by means of authorization, of wind power generation in the independent production modality, commercialized in the scope of Proinfa. The assets linked to the exploration right are registered in fixed assets. The exploration authorization rights, which are considered in the parent company's financial statements as investments, are classified in the consolidated balance sheet as intangible assets.
(4)
These refer to power transmission concession agreements which, in accordance with IFRS 15, are classified as contract assets as they are subject to the satisfaction of performance obligations in the provision of the electric energy transmission service.
(5)
On March 17, 2023, ANEEL Order 738 was published, registering the change of name of the Emborcação HPP to Theodomiro Carneiro Santiago HPP.
(6)
On August 10, 2023, the Company held a public auction for the sale in a single lot of 15 SHPPs/CGHs, 12 of which are Cemig GT assets and 3 of which are owned by the wholly owned subsidiary Horizontes. On January 10, 2024, ANEEL transferred the ownership of the authorization grants for the exploration of the Salto Voltão, Salto do Passo Velho and Salto do Paraopeba SHPs, from Horizontes to Mang, through Order 62. On February 6, 2024, ANEEL authorized the transfer of the concessions of the Rio de Pedras and São Bernardo SHPs from Cemig GT to Mang Participações, through REA 15,094. On 29 February 2024, the divestment was completed, after all conditions precedent of the VCA had been fulfilled. Further details can be found in note 32: Assets classified as held for sale.
(7)
In July 2023, the Company reaffirmed its interest in extending the concessions for the Theodomiro Carneiro Santiago and Nova Ponte HPPs under the Physical Guarantee Quota regime, and in November 2023, it filed its expression of interest in extending these concessions by transferring control of the plants.
(8)
In February 2023, in order to guarantee its right to apply for a new concession, the Company filed its expression of interest in extending the concession of the Sá Carvalho HPP, through the transfer of shareholder control of its wholly-owned subsidiary Sá Carvalho, and, in July 2023, through the Physical Guarantee Quota regime.
(9)
On January 24, 2023, ANEEL decided to approve the transfer of the concessions for the Três Marias and Salto Grande hydroelectric plants to Cemig GT. On May 31, 2023, the merger was approved at the Company's Extraordinary General Meeting - AGE, at book value, with the consequent extinction of the investees as of May 31, 2023.
(10)
On February 20, 2024, ANEEL transferred the authorization of the Machado Mineiro SHP from Horizontes Energia S.A. (Horizontes Energia) to Cemig GT, through Order 504/2024.

Generation concessions

In the Generation business, the Company earns revenue from the sale of energy from its plants in the regulated market (ACR) and in the free market (ACL). While in the regulated environment the transactions occur by means of centralized and public auctions, in the free environment the negotiations are bilateral and reserved to the interested parties.

There is also revenue from the spot market, which remunerates agents for de-contracted energy, which is settled at the Spot Price (PLD).

Statement of interest in extension of concession

To guarantee its right to request a new grant of concessions for plants whose current concessions terminate in 2026 and 2027, Cemig GT filed Statements of Interest in relation to extension of the concession of the Sá Carvalho hydroelectric plant: (a) through transfer of stockholding control of its wholly-owned subsidiary Sá Carvalho, as per Decree 9271/2018, in February 2023; and (b) in July 2023, under the regime of Physical Guarantee Quotas as per Law 12783/2013.

Cemig GT reiterates that the sole objective of these statements of interest is to ensure its right to a potential extension of Concession Contract 01/2004, for up to 30 years, at the option of the concession-granting power, in accordance with the legislation – which still contains some matters of condition yet to be decided by the Mining and Energy Ministry.

Additionally, in the correspondence sent to the Mining and Energy Ministry and to ANEEL in July 2023, the Cemig GT reaffirmed its interest in extension, under the Physical Guarantee Quotas regime, of the concessions of the Emborcação and Nova Ponte hydroelectric plants (Concession Contract 07/1997).

Cemig GT emphasizes that this statement of interest is of a non-binding nature, its objective being to ensure that it has the right to any extension of Concession Contract 01/2004, and to reaffirm the same interest in Concession Contract 07/1997. Any decision on the subject will only take place after publication by the Brazilian Mining and Energy Ministry and by the Brazilian electricity regulator, ANEEL, of all the conditions for extension of the concessions, which will be submitted to decision by Cemig’s governance bodies.

Cemig GT further clarifies that this statement of interest will not suspend analysis of any legal alternatives which may be in progress for the extension of the concessions in question.

Transmission concessions

Under the transmission concession contracts, the Company, through its subsidiaries, is authorized to charge a Tariff for use of the Transmission System (Tarifa de Uso do Sistema de Transmissão, or ‘TUST’). Tariffs are adjusted annually on the same date the Permitted Annual Revenue (Receitas Anuais Permitidas, or RAP) of transmission concessions contracts is adjusted. This tariff is in effect from July 1 of each year, upon its publication, until June 30 of the subsequent year.

The payment for use of transmission service also applies to generation provided by the Itaipu Binacional. However, due to the legal characteristics of that plant, the corresponding charges are assumed by the holders of distribution concessions that hold quotas of its output.

Transmission Auction 02/2022

The Cemig GT won the auction for Lot 1 of ANEEL Transmission Auction 2/2022, held on December 16, 2022: the contract for the new 165-kilometer 230kV Governador Valadares 6 - Verona high voltage transmission line. The Company’s bid was for RAP of approximately R$17 million. The deadline for start of operation is March 30, 2028, and the concession is for 30 years.

On April 13, 2023 the Board of Directors approved transfer of funds totaling R$222 by the Cemig GT into the investee Centroeste over the period from March 2023 to June 2026, depending on the needs and cash generation of Centroeste. The objective is construction of the 230 kV Governador Valadares 6 – Verona transmission line, which will be operated by Centroeste. The expected start date for construction is January, 2025.

Electricity power distribution concessions

The CEMIG D (wholly owned subsidiary) operates the concession for the distribution of energy in the greater part of the State of Minas Gerais, which expires in December 2045.

According to the concession contract, all assets and facilities that are used in the provision of the distribution service and which have been constructed by the concession holder are considered revertible and part of the assets of the related concession. These assets are automatically reverted to the Grantor at the end of the contract and are then valued to determine the amount of the indemnity payable to CEMIG D, subject to the amounts and the dates on which they were incorporated into the energy system.

CEMIG D does not have obligations to make compensatory payments for commercial operation of the distribution concessions but has to comply with requirements related to quality, and investments made, in accordance with the concession contract.

The concession contracts and the Brazilian legislation establish a mechanism of maximum prices that allows for three types of adjustments to tariffs: (i) an annual tariff adjustment; (ii) periodic review of tariffs; and (iii) extraordinary reviews.

Each year the CEMIG D has the right to request for the annual adjustment, the purpose of which is to be compensated the effects of inflation on the tariffs, and to allow for certain changes in costs that are outside the CEMIG D’s control to be passed through to customers - for example the cost of energy purchased for resale and sector charges including charges for the use of the transmission and distribution facilities.

Also, the grantor performs a periodic review of tariffs every five years, which aims to adjust due to changes in the CEMIG D’s costs, and to establish a factor based on scale gains, which will be applied in the annual tariff adjustments, for the purpose of sharing such gains with the CEMIG D’s customers.

The CEMIG D also has the right to request an extraordinary review of tariffs in the event that any unforeseen development significantly affects the economic-financial equilibrium of the concession. The Periodic Review and the Extraordinary Review are subject, to a certain degree, to the discretion of the grantor, although there are pre-established provisions for each revision cycle.

Under the distribution concession contracts, the CEMIG D is authorized to charge customers a tariff consisting of two components: (i) A component related to costs of energy purchased for resale, charges for use of the transmission grid and charges for use of the distribution system that are not under its control (‘Parcel A costs’); and (ii) a portion relating to operating costs (‘Parcel B costs’).

Fifth Amendment to concession contract

On December 21, 2015, the Company signed, with the Mining and Energy Ministry, the Fifth Amendment to its concession contracts, extending its energy distribution concessions for an additional 30 years, starting January 1, 2016.

The principal characteristics and terms of the Amendment are as follows:

•
The annual tariff adjustment will occur on May 28 of each year, according the rules set for in Clause 6 of the Amendment will be applied.
•
Limitation of in the distribution of dividends and/or payment of Interest on Equity to the minimum established by law, in the event of non-compliance with the annual indicators for outages (DECi and FECi) for two consecutive years, or three times in a period of five years, until the regulatory parameters are restored.
•
There is a requirement for injections of capital from the controlling shareholder in an amount sufficient to meet the minimum conditions for economic and financial sustainability.
•
The requirement of compliance with efficiency criteria related to the continuity of supply and economic and financial management to maintain the concession, respecting the right to full defense and the adversary in case of non-compliance, being that any non-compliance for three consecutive years for the criteria of efficiency in the continuity of supply and two consecutive years for the criteria of efficiency in economic and financial management will result in the opening of a process of forfeiture of the concession.

Periodic Tariff Review

On May 23, 2023, ANEEL approved the result of Cemig D's Periodic Tariff Review, according to Resolution No. 3,202/2023. The approved result represented an average tariff adjustment of 13.27% for consumers, 8.94% on average for Group A (high and medium voltage) and 15.55% on average for Group B (low voltage).

Voltage level	Average effect on consumers
High and medium voltage - Group A	8.94%
Low voltage - Group B	15.55%
Average adjustment	13.27%

The readjustment percentage corresponding to costs manageable by the Company (Parcel B) was 0.66%, and the remaining percentage of 12.61% has zero economic effect for the Company, not impacting its profitability, as they represent direct transfers within the tariff and refer to the following items: (i) a 5.09% increase in non-manageable costs (Parcel A), related to the purchase of energy, transmission, sector charges and irrecoverable revenues, and; (ii) 7.52% relating to the financial items that make up the tariff. This adjustment will take effect from May 28, 2023 until May 27, 2024.

Due to the approval of the result of Cemig D's 5th Periodic Tariff Review (RTP) cycle, the update of the financial asset had an increase of R$39,516, considering the base date of November 30, 2022. The increase stems from the difference between the asset update estimate used by the company and the New Replacement Value (NRV) of these assets approved in the PTR process.

Gas distribution concessions

Gasmig obtained the concession for commercial operation of industrial, institutional and residential piped gas services in the State of Minas Gerais for a period of 30 years, extendable under provision of its contract, as from the publication of State Law 11,021 of January 11, 1993. On December 26, 2014, the second amendment to the concession contract was signed, and the concession period was extended until January 10, 2053.

The concessions for distribution of natural gas are granted by each Brazilian state. In the state of Minas Gerais, the tariffs for natural gas are set by the regulator, the State’s Economic Development Secretariat, by market segment. The tariffs is comprised of a portion for the cost of gas and a portion for the distribution of gas.

Each quarter the tariffs are adjusted to pass through the cost of gas, and once a year they are adjusted to update the portion allocated to cover the costs relating to the provision of the distribution service - remuneration of invested capital and to cover all the operating, commercial and administrative expenses of Gasmig.

In addition to these adjustments, there are periodic reviews of tariffs. These reviews may occur every five years from the end of the first cycle, to evaluate the changes in the costs of the Gasmig and update the tariffs. The concession contract also specifies the possibility of an extraordinary review of tariffs if any event occurs that puts the economic-financial balance of the concession at risk.

Fourth amendment to the concession contract

In November 2022, the fourth addendum to the concession contract was signed with the aim of: (i) changing the deadline for meeting the expansion targets for the 2022-26 tariff cycle; and (ii) changing the inflation index for adjusting the natural gas distribution margins, the asset base and the non-depreciated portion of assets at the end of the concession from IGP-M to IPCA as of February 2022, with IGP-M remaining as the adjustment index before February 2022.

Gas distribution tariff readjustments

On January 25, 2023, it was published the SEDE resolution No. 4, effective as of February 1, 2023, containing the tariff adjustments that represent a reduction of the average values between 9.19% and 10.71%, according to consumption ranges and tariff categories. The largest reduction was in the GNV category, as a result of Gasmig's efforts to make average margins more flexible to ensure the competitiveness of natural gas with substitute energy sources.

Onerous concessions

When obtaining the concessions for construction of certain generation projects, the Company is required to make payments to the grantor over the period of the contract or for up to 5 years upon signature of the concession contract for plants with installed capacity between 1 and 50 MW (information of MW not audited), as compensation for the right to operate them.

The information on the grants, with the amounts to be paid, is as follows:

Project	Nominal value in 2023	Present value in 2023	Period of the concession (1)	Updating indexer
Irapé	45	22	03/2006 - 09/2037	IGPM
Queimado (Consortium)	12	6	01/2004 - 06/2034	IGPM

(1)
The term presented includes the extension of the concession grant for these plants under the terms of ReH 2,932, of September 14, 2021. During the period of the extension of the concession term, the generator will freely dispose of the energy from the undertaking, under the terms of Law 13,203/2015, with the other clauses unchanged for both contracts.

CEMIG generates energy from nine hydroelectric plants that have the capacity of 5MW or less, including those mentioned in the previous paragraph - having a total installed capacity of 11.53MW, and thus under Law 9,074/95, these are dispensed from concession, permission or authorization, and do not have a final concession date (information of MW not audited).

The concessions fees are paid monthly to the grantor for an amount that changes over time. These payments are recorded as an intangible asset, representing a right to operate the concession and to charge users through the concession period, they are recorded as from the date of signature of the contracts at the present value of the future payment obligations.

The amounts paid to the grantor in 2022, the nominal value and the present value of the amounts to be paid in the next 12 months, are as follows:

	Interest, %	Amounts paid in 2023	Nominal value of amounts to be paid in the next 12 months	Present value of amounts to be paid in the next 12 months
Irapé	100.00	3	3	3
Queimado (Consortium)	82.50	1	1	1

The rate used by the Company to discount the above liabilities to its present value, was 12.50%, and represents the average cost of funding under usual conditions on the date of registration of each concession.